Interest-Bearing Bank and Other Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Interest-Bearing Bank and Other Borrowings [Line Items]
Current borrowings	¥ 1,222,481	$ 174,812	¥ 779,062
Net carrying amount	1,979,719	283,096	1,668,497
Bank loans	¥ 20,020	$ 140,000	¥ 278,070
Bank loans	2.18%	2.18%	2.63%
Lioan Prime Rate [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Current borrowings			¥ 599,745
Lioan Prime Rate [Member] | Investment Property [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Current borrowings	¥ 600,173	$ 85,823
Net carrying amount	676,985	96,808
Lioan Prime Rate [Member] | Right of Use Assets [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Net carrying amount	¥ 25,338	$ 3,623
Lioan Prime Rate [Member] | Buildings [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Net carrying amount			731,282
Right of Use Assets [Member] | Lioan Prime Rate [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Net carrying amount			¥ 26,468